STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCK-BASED COMPENSATION
We have two primary stock-based compensation programs under which we annually grant stock option, restricted stock unit (RSU) and performance stock unit (PSU) awards to key managers and directors.
In our main long-term incentive program, key managers can elect to receive options or RSUs. All options vest after three years and have a 10-year life. Exercise prices on options are set equal to the market price of the underlying shares on the date of the grant. Effective in fiscal year 2017, RSUs vest and settle in shares of common stock three years from the grant date. RSUs granted prior to fiscal years 2017 vest and settle in shares of common stock five years from the grant date.
Senior-level executives participate in an additional long-term incentive program that awards PSUs, which are paid in shares after the end of a three-year performance period. Under this program, the number of PSUs that will vest is based on the Company's performance relative to pre-established performance goals during that three year period.
In addition to these long-term incentive programs, we award RSUs to the Company's non-employee directors and make other minor stock option and RSU grants to employees for which the terms are not substantially different from our long-term incentive awards.
A total of 185 million shares of common stock were authorized for issuance under the stock-based compensation plan approved by shareholders in 2014, of which 65 million shares remain available for grant.
The Company recognizes stock-based compensation expense based on the fair value of the awards at the date of grant. The fair value is amortized on a straight-line basis over the requisite service period. Awards to employees eligible for retirement prior to the award becoming fully vested are recognized as compensation expense from the grant date through the date the employee first becomes eligible to retire and is no longer required to provide services to earn the award. Stock-based compensation expense is included as part of Cost of products sold and SG&A in the Consolidated Statement of Earnings and includes an estimate of forfeitures, which is based on historical data. Total expense and related tax benefit were as follows:

Years ended June 30	2018	2017 (1)	2016 (1)
Stock options	$220	$216	$199
RSUs and PSUs	175	150	143
Total stock-based expense	$395	$366	$342

Income tax benefit	$87	$111	$85

(1)	Includes amounts related to discontinued operations, which are not material in any period presented.

We utilize an industry standard lattice-based valuation model to calculate the fair value for stock options granted. Assumptions utilized in the model, which are evaluated and revised to reflect market conditions and experience, were as follows:

Years ended June 30	2018			2017			2016
Interest rate	1.9	-	2.9%	0.8	-	2.6%	0.7	-	1.9%
Weighted average interest rate	2.8%			2.6%			1.8%
Dividend yield	3.1%			3.2%			3.2%
Expected volatility	18%			15%			16%
Expected life in years	9.2			9.6			8.3

Lattice-based option valuation models incorporate ranges of assumptions for inputs and those ranges are disclosed in the preceding table. Expected volatilities are based on a combination of historical volatility of our stock and implied volatilities of call options on our stock. We use historical data to estimate option exercise and employee termination patterns within the valuation model. The expected life of options granted is derived from the output of the option valuation model and represents the average period of time that options granted are expected to be outstanding. The interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant.
A summary of options outstanding under the plans as of June 30, 2018 and activity during the year then ended is presented below:

Options	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contract-ual Life in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	206,485	$72.46
Granted	20,292	82.19
Exercised	(19,622)	63.44
Canceled	(1,501)	82.92
OUTSTANDING, END OF YEAR	205,654	$74.21	5.3	$1,349
EXERCISABLE	143,169	$69.96	3.8	$1,326

The following table provides additional information on stock options:

Years ended June 30	2018	2017	2016
Weighted average grant-date fair value of options granted	$11.89	$10.45	$8.48
Intrinsic value of options exercised	500	1,334	1,388
Grant-date fair value of options that vested	209	246	200
Cash received from options exercised	1,245	2,630	2,332
Actual tax benefit from options exercised	127	421	433

At June 30, 2018, there was $203 of compensation cost that has not yet been recognized related to stock option grants. That cost is expected to be recognized over a remaining weighted average period of 2.0 years.
A summary of non-vested RSUs and PSUs outstanding under the plans as of June 30, 2018 and activity during the year then ended is presented below:

	RSUs		PSUs
RSU and PSU awards	Units (in thousands)	Weighted Average Grant Date Fair Value	Units (in thousands)	Weighted Average Grant Date Fair Value
Non-vested at July 1, 2017	5,359	$74.98	1,194	$82.40
Granted	1,978	79.73	784	78.59
Vested	(1,777)	72.27	(550)	73.38
Forfeited	(184)	74.79	(43)	81.56
Non-vested at June 30, 2018	5,376	$77.17	1,385	$84.08

At June 30, 2018, there was $255 of compensation cost that has not yet been recognized related to RSUs and PSUs. That cost is expected to be recognized over a remaining weighted average period of 2.1 years. The total grant date fair value of shares vested was $175, $163 and $97 in 2018, 2017 and 2016, respectively.
The Company settles equity issuances with treasury shares. We have no specific policy to repurchase common shares to mitigate the dilutive impact of options, RSUs and PSUs. However, we have historically made adequate discretionary purchases, based on cash availability, market trends and other factors, to offset the impacts of such activity.